NET TAXATION LIABILITY	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
NET TAXATION LIABILITY	NET TAXATION LIABILITY

	US Dollars
Figures in millions	2025	2024	2023
		Revised (1)	Revised (1)

Balance at beginning of year (1)	276	128	89
Refunds during the year	11	6	36
Payments during the year	(742)	(189)	(116)
Taxation of items included in the income statement (1)	1,031	462	218
Offset of VAT and other taxes	(179)	(114)	(87)
Disposal of subsidiaries (2)	(12)	—	—
Translation	(11)	(17)	(12)
Balance at end of year (1)	374	276	128

Included in the statement of financial position as follows:
Trade, other receivables and other assets	(3)	(1)	(18)
Taxation liability (1)	377	277	146
	374	276	128
(1) Refer to Note 1.4 for the revision of the prior years.
(2) The amount has been settled subsequent to the disposal of subsidiary and is included as part of the taxation paid number per the Group cash flow statement. Refer to Note 14.1 disposal of subsidiary.